Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Buildings	2,478,741	2,531,411	361,987
Leasehold and building improvements	175,037	197,308	28,215
Furniture, fixtures and equipment	150,902	133,783	19,131
Motor vehicles	7,015	3,374	482
Software	227,194	237,787	34,003
	3,038,889	3,103,663	443,818
Accumulated depreciation	(674,833)	(773,240)	(110,572)
	2,364,056	2,330,423	333,246
Construction in progress	18,191	26,017	3,720
Property and equipment, net	2,382,247	2,356,440	336,966

Depreciation expense was RMB158,082, RMB156,683 and RMB156,901 for the years ended December 31, 2023, 2024 and 2025, respectively.